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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):          [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Watershed Asset Management, L.L.C.
Address:   One Maritime Plaza, Suite 1525
           San Francisco, CA 94111

Form 13F File Number: 28-11095

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meridee A. Moore
Title:    Senior Managing Member
Phone:    (415) 391-8900

Signature, Place, and Date of Signing:



/s/ Meridee A. Moore       San Francisco, CA               May 14, 2010
---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $173,612 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number     Name

     1        28-11473                 WS Partners, L.L.C.


                                                        FORM 13F INFORMATION TABLE

                                                             VALUE      SHARES/   SH/ PUT/ INVESTMT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x $1,000)    PRN AMT   PRN CALL DSCRETN  MANAGERS    SOLE    SHARED NONE
---------------------------- ----------------- ---------- ----------- ----------- --- ---- -------- -------- ---------- ------ ----
CIT GROUP INC                COM NEW           125581801        4,991     128,098 SH       Other        1       128,098
CLEAR CHANNEL OUTDOOR HLDGS  CL A              18451C109        3,641     343,200 SH       Other        1       343,200
EQUINIX INC                  NOTE 3.000% 10/1  29444UAG1       31,392  29,700,000 PRN      Other        1    29,700,000
GLOBAL CROSSING LTD          NOTE 5.000% 5/1   37932JAA1       27,803  27,515,000 PRN      Other        1    27,515,000
ISHARES TR INDEX             RUSSELL 2000      464287655       23,683     349,300 SH  PUT  Other        1       349,300
MASCO CORP                   COM               574599106        8,852     570,333 SH       Other        1       570,333
SPDR S&P 500 ETF TR          UNIT SER 1 S&P    78462F103       30,256     258,600 SH  PUT  Other        1       258,600
TIME WARNER TELECOM INC      DBCV 2.375% 4/0   887319AC5       19,202  16,666,000 PRN      Other        1    16,666,000
VIRGIN MEDIA INC             NOTE 6.500% 11/1  92769LAB7       23,792  18,950,000 PRN      Other        1    18,950,000
